INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal income tax, current	$ 0	$ 0	$ 0
Federal income tax, deferred	0	0	0
Federal income tax	0	0	0
State and Local Income Tax Expense (Benefit), Continuing Operations [Abstract]
State income tax, current	0	0	0
State income tax, deferred	0	0	0
State income tax	0	0	0
Foreign Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign income tax, current	0	0	0
Foreign income tax, deferred	0	0	0
Foreign income tax	0	0	0
Current income tax	0	0	0
Deferred income tax	0	0	0
Income tax	$ 0	$ 0	$ 0